S-K 1602, SPAC Registered Offerings	Jul. 23, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within 24 months from the closing of this offering, or such other time period in which we must complete an initial business combination pursuant to an amendment to our amended and restated memorandum and articles of association
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of May 12, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.55	$6.96	$3.04	$5.98	$4.02	$4.08	$5.92	$(1.23)	$11.23
Assuming No Exercise of Over-Allotment Option
$7.54	$6.95	$3.05	$5.97	$4.03	$4.07	$5.93	$(1.23)	$11.23

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Initial Business Combination

Nasdaq rules require that we must complete one or more business combinations having an aggregate fair market value of at least 80% of the value of the assets held in the trust account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the trust account) at the time of the agreement to enter into the initial business combination. Our board of directors will make the determination as to the fair market value of our initial business combination. If our board of directors is not able to independently determine the fair market value of our initial business combination (including with the assistance of financial advisors), we will obtain an opinion from an independent investment banking firm which is a member of the Financial Industry Regulatory Authority, Inc., or FINRA, or another independent entity that commonly renders valuation opinions with respect to the satisfaction of such criteria. While we consider it likely that our board of directors will be able to make an independent determination of the fair market value of our initial business combination, it may be unable to do so if it is less familiar or experienced with the business of a particular target or if there is a significant amount of uncertainty as to the value of the target’s assets or prospects. Additionally, pursuant to Nasdaq rules, any initial business combination must be approved by a majority of our independent directors.

We anticipate structuring our initial business combination so that the post-transaction company in which our public shareholders own shares will own or acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post-transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock, shares or other equity interests of a target. In this case, we would acquire a 100% controlling interest in the target. However, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be taken into account for purposes of Nasdaq’s 80% fair market value test. If the initial business combination involves more than one target business, the aggregate value of all of the target businesses will be taken into account for purposes of the 80% fair market value test.

We believe the following general criteria and guidelines are important in evaluating prospective target businesses, but we may decide to enter into a business combination with a target business that does not meet these criteria and guidelines.

Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We intend to use these criteria and guidelines in evaluating acquisition opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines.

●	Middle-Market Businesses. We intend to seek to acquire one or more businesses with an aggregate enterprise value of approximately $750 million to $1.5 billion or more. We believe that the middle market segment provides the greatest number of opportunities for investment. This segment is where we believe we have the strongest network to identify the greatest number of attractive opportunities.
●	Companies Which Have Strong Public Comparables. We intend to seek to acquire one or more businesses where strong public comparables exist. The existence of public companies which operate in similar industry sectors or have similar operating metrics to a potential target business will be important in helping to establish that the valuation of our initial business combination is attractive relative to such public companies.
●	Established Companies with Proven Track Records. We intend to seek to acquire one or more established companies with consistent historical financial performance. We intend to focus on companies with a history of strong operating and financial results and strong fundamentals. We also intend to focus on companies where we are able to gain a clear understanding of their market and growth strategy. We do not currently intend to acquire start-up companies or companies with recurring negative free cash flow.
●	Companies with Proven Revenue and Earnings Growth or Potential for Revenue and Earnings Growth. We intend to seek to acquire one or more businesses that have achieved or have the potential for significant revenue and earnings growth through a combination of organic growth, synergistic add-on acquisitions, new product markets and geographies, increased production capacity, expense reduction and increased operating leverage. We intend to focus on companies that have a scalable, capital efficient business model, operate in industries that have strong barriers to entry and have a sustainable competitive advantage in an attractive industry.
●	Experienced Management Team. We intend to seek to acquire one or more businesses with a strong, driven and experienced management team that provides a platform for us to further develop the acquired business’s management capabilities. We may also seek to partner with a potential target’s management team where the operating and financial abilities of our executive team and board could complement their own capabilities.
●	Sectors Exhibiting Secular Growth or with Potential for Cyclical Uptick. We intend to focus on acquisition targets in sectors which exhibit positive secular growth or potential for near-term cyclical uptick. We plan to identify sectors that have demonstrated strong positive growth in recent years, possess drivers for continued growth and are strategically positioned to benefit from upswings in their respective industry cycles.
●	Benefit from Being a Public Company. We intend to acquire one or more businesses that will benefit from being publicly traded and can effectively utilize the broader access to capital and the public profile that are associated with being a publicly traded company.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. These criteria and guidelines are substantially similar to the criteria set forth by other similarly formed SPACs in which our management team has served as executive officers or directors. In the event that we decide to enter into a business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials, as applicable, that we would file with the SEC. In evaluating a prospective target business, we expect to conduct a due diligence review which may encompass, among other things, meetings with incumbent management and employees, document reviews, interviews of customers and suppliers, inspections of facilities, as well as reviewing financial and other information which will be made available to us.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Highview Sponsor Co., LLC	5,750,000 Class B ordinary shares (of which 750,000 are subject to forfeiture if the underwriters do not exercise their over-allotment option), representing 20% of our issued and outstanding ordinary shares immediately following the completion of this offering (excluding the private placement shares and the ordinary shares underlying the private placement warrants). After taking into account the private placement units to be issued to the sponsor, our sponsor will own an aggregate of 5,350,000 ordinary shares, or 20.9% of our issued and outstanding ordinary shares immediately following the completion of this offering assuming the over-allotment option is not exercised, or an aggregate of 6,122,500 ordinary shares, or 20.8% of our issued and outstanding ordinary shares immediately following the completion of this offering, assuming the over-allotment option is exercised in full. If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the private placement shares and the ordinary shares underlying the private placement warrants). The Class B ordinary shares will automatically convert into Class A ordinary shares immediately prior to, or concurrently with or immediately following the consummation of our business combination or earlier at the option of the holder on a one-for-one basis subject to adjustment for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (excluding the private placement shares and the ordinary shares underlying the private placement warrants and after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the company in connection with or in relation to the consummation of the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement units issued to our sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis. As a result of such anti-dilution adjustments, the founder shares held by our sponsor may convert into Class A ordinary shares on a greater than one-for-one basis, which may result in material dilution from your purchase of our Class A ordinary shares.	$25,000 (approximately $0.004 per share)
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Highview Sponsor Co., LLC	350,000 private placement units (or up to 372,500 private placement units if the underwriters’ over-allotment option is exercised in full)	$3,500,000 ($10.00 per unit) (or up to $3,725,000 if the underwriters’ over-allotment option is exercised in full)

Highview Sponsor Co., LLC	$20,000 per month (which payments will be accelerated if we consummate our initial business combination prior to the end of our 24-month term, or $480,000 in the aggregate)	Office space and administrative services provided to members of our management team

Highview Sponsor Co., LLC, an affiliate thereof, or our officers and directors	Repayment in cash or up to $1,500,000 in private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender	Loans to finance transaction costs in connection with an intended initial business combination

Highview Sponsor Co., LLC	Repayment in cash	Up to $400,000 under an unsecured, non-interest bearing promissory note for offering-related and organizational expenses. This loan is due at the earlier of December 31, 2025 or the closing of this offering and is anticipated to be repaid upon completion of this offering out of the $680,000 of offering proceeds that has been allocated for the payment of offering expenses other than underwriting commissions

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Highview Sponsor Co., LLC, our officers or directors, or affiliates thereof	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering,
De-SPAC Consummation Timeframe, Duration	36 months
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares in connection with the completion of our initial business combination either (i) in connection with a general meeting called to approve the initial business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed initial business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirements. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding Class A ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the $206,000,000 in gross proceeds we receive from this offering and the sale of the private placement units described in this prospectus, or up to $236,600,000 if the underwriters’ over-allotment option is exercised in full, $200,000,000 ($10.00 per unit), or up to $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit), will be deposited into a trust account in the United States with Continental Stock Transfer & Trust Company acting as trustee, after deducting $4,000,000 in underwriting discounts and commissions payable upon the closing of this offering (or up to $4,600,000 if the underwriters’ over-allotment option is exercised in full) and an aggregate of $2,000,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. and, may at any time be held as cash or cash items, including in demand deposit accounts at a bank. We will disclose in each quarterly and annual report filed with the SEC prior to our initial business combination whether the proceeds deposited in the trust account are invested in U.S. government treasury obligations or money market funds or a combination thereof or as cash or cash items, including in demand deposit accounts. We expect that the funds held outside the trust account will be sufficient to pay income taxes, if any, and our working capital requirements. We will not be permitted to withdraw any of the principal or interest held in the trust account, except to fund our taxes payable (other than excise or similar taxes) and up to $100,000 to pay dissolution expenses, as applicable, if any, until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to approve an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated our initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity.

The net proceeds released to us from the trust account upon the closing of our initial business combination may be used as consideration to pay the sellers of a target business with which we complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination, we may use the balance of the cash released from the trust account following the closing for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering. However, our amended and restated memorandum and articles of association provide that, following this offering and prior to the consummation of our initial business combination, we will be prohibited from issuing additional securities that would entitle the holders thereof to (i) receive funds from the trust account or (ii) vote on any initial business combination.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount (in Dollars)	$ 206,000,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the Adjusted NTBVPS was calculated as follows:

As of May 12, 2025
	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders	$6.97	6.98	5.99	6.00	4.09	4.10	(1.21)	(1.21)
Pro forma net tangible book value after this offering	$6.95	6.96	5.97	5.98	4.07	4.08	(1.23)	(1.23)
Dilution to public shareholders	$3.05	3.04	4.03	4.02	5.93	5.92	11.23	11.23
% Dilution to public shareholders	30.5%	30.4%	40.3%	40.2%	59.3%	59.2%	112.3%	112.3%
Net tangible book value	$(136,431)	(136,431)	(136,431)	(136,431)	(136,431)	(136,431)	(136,431)	(136,431)

Numerator:
Net tangible book value deficit before this offering	$(136,431)	(136,431)	(136,431)	(136,431)	(136,431)	(136,431)	(136,431)	(136,431)
Net proceeds from this offering and the sale of private placement units(1)	$201,320,000	231,320,000	201,320,000	231,320,000	201,320,000	231,320,000	201,320,000	231,320,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	$142,945	142,945	142,945	142,945	142,945	142,945	142,945	142,945
Less: Overallotment liability	$(211,900)	—	(211,900)	—	(211,900)	—	(211,900)	—
Less: Deferred underwriting commission	$(8,000,000)	(9,200,000)	(8,000,000)	(9,200,000)	(8,000,000)	(9,200,000)	(8,000,000)	(9,200,000)
Less: Redemptions	$(50,000,000)	(57,500,000)	(100,000,000)	(115,000,000)	(150,000,000)	(172,500,000)	(200,000,000)	(230,000,000)
Total	$143,114,614	164,626,514	93,114,614	107,126,514	43,114,614	49,626,514	(6,885,386)	(7,873,486)

Denominator:
Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares forfeited if over-allotment is not exercised	(750,000)	—	(750,000)	—	(750,000)	—	(750,000)	—
Ordinary shares offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Private Placement shares	600,000	660,000	600,000	660,000	600,000	660,000	600,000	660,000
Less: Ordinary shares redeemed	(5,000,000)	(5,750,000)	(10,000,000)	(11,500,000)	(15,000,000)	(17,250,000)	(20,000,000)	(23,000,000)
Total	20,600,000	23,660,000	15,600,000	17,910,000	10,600,000	12,160,000	5,600,000	6,410,000
(1)	Expenses applied against gross proceeds include offering expenses of approximately $680,000 and underwriting commissions of $4,000,000. See “Use of Proceeds.”
(2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders directors, officers, advisors and their affiliates may purchase public shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma NTBV. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”
(3)	For purposes of presenting the maximum redemption scenario, we have reduced our pro forma Adjusted NTBVPS by $200,000,000 because holders of up to approximately 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (net of taxes paid or payable (other than excise or similar taxes)), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein.